Transactions in soles (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 529,839,000	$ 478,435,000	$ 219,790,000	$ 253,918,000
Trade and other receivables	532,463,000	256,602,000
Income tax assets	602,000	4,257,000
Total assets	6,022,836,000	5,047,903,000	4,533,799,000
Liabilities
Trade and other payables	(490,338,000)	(380,320,000)
Provisions	(62,075,000)	(53,900,000)
Income tax payable	(43,422,000)	(49,465,000)
Total liabilities	(1,755,371,000)	(1,488,202,000)	(1,364,588,000)
Sociedad Minera Cerro Verde S.A.A.
Assets
Cash and cash equivalents	1,088,073,000	689,677,000	$ 509,616,000	$ 553,764,000
Trade and other receivables	7,297,000	8,554,000
Total assets	9,224,620,000	8,034,461,000
Liabilities
Trade and other payables	(23,500,000)	(38,800,000)
Income tax payable	(157,765,000)	(88,307,000)
Total liabilities	(1,623,615,000)	(1,250,976,000)
PEN
Assets
Cash and cash equivalents	14,815,000	10,255,000
Trade and other receivables	699,046,000	616,659,000
Income tax assets	2,172,000	28,340,000
Total assets	716,033,000	655,254,000
Liabilities
Trade and other payables	(122,471,000)	(82,881,000)
Provisions	(27,992,000)	(22,003,000)
Income tax payable	(42,189,000)	(75,494,000)
Total liabilities	(192,652,000)	(180,378,000)
Net asset position	$ 523,381,000	$ 474,876,000